SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

NOTE 19 - SUPPLEMENTAL CASH FLOW INFORMATION

	2022	2021	2020
	$	$
Non-cash financing activities
Conversion of convertible debentures - debenture reserves	-	-	298,461
Convertible debentures - settlement	-	-	(3,418,390)
Convertible debentures - reserves	-	-	(70,814)
Share issuance costs - Compensation Options	-	-	(38,500)
Shares returned to treasury	12,000,000	-	-

Non-cash investing activities
Equipment purchases included in accounts payable and accrued liabilities	(442,785)	(197,726)	274,692
Equipment acquired through a lease agreement	(49,968)	-	411,924

Total income tax paid in the year ended December 31, 2022 was $nil (2021 - $nil, 2020 - $nil).